Fair Value Measurements of Investments	12 Months Ended
Dec. 31, 2025
EBP WRPSP
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements of Investments	Fair Value Measurement of Investments
Fair value is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”. The Plan utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels, as follows:
Level 1 — Quoted or published prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 — Quoted or published prices for similar assets or valuations based on inputs that are observable.
Level 3 — Estimates of fair value based on internal pricing methodologies using unobservable inputs. Unobservable inputs are only used to measure fair value to the extent that observable inputs are not available.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Fair value estimates are made at a specific point in time, based on available market information and other observable inputs. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the ultimate settlement of the financial asset as these values do not represent any premium or discount that could result from selling an entire holding of a particular financial asset at one time. Other expenses that would be incurred in an actual sale or settlement are not included in the amounts disclosed.
The following is a description of the valuation methodologies used for assets measured at fair value.
Money Market Funds and Mutual Funds - Valued at the closing price reported on the active market on which the individual securities are traded.
W. R. Berkley Corporation Common Stock Fund - Consists of W. R. Berkley Corporation common stock. The stock is valued at the closing price reported on the active market on which the individual securities are traded.
W. R. BERKLEY CORPORATION PROFIT SHARING PLAN
Notes to Financial Statements
December 31, 2025 and 2024

Common Collective Trusts - Excluding the Fidelity Managed Income Portfolio II Class 4 Stable Value Fund (“Stable Value Fund”), the common collective trusts are valued at the Net Asset Value (“NAV”) based on the collective trust’s underlying investments as determined by the fund’s issuer. Redemptions from these collective trust funds generally can be made daily and are determined to have a readily determinable fair value. The Stable Value Fund is an indirect investment in a fully benefit-responsive investment, and is valued using Net Asset Value as a practical expedient, and is recorded at the Plan’s proportionate share of the contract value as determined by the fund manager. This is considered the fair value. For additional information, refer to Note 7, Investment in Stable Value Fund.
Other Investments - Consists of short term investments and varies with the amount of cash awaiting investment and with participant activity in the W. R. Berkley Corporation Common Stock Fund (contributions, redemptions, exchanges, withdrawals, etc.)
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with those of other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There were no changes to the valuation methodologies in 2025 or 2024.
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Fair Value Measurements at December 31, 2025
		Quoted or	Significant
		published	other	Significant
	Total assets	prices in	observable	unobservable
	measured at	active markets	market data	market data
	fair value	(Level 1)	(Level 2)	(Level 3)
W. R. Berkley Corporation Common Stock Fund	$298,705,590	$298,705,590	—	—
Mutual Funds	390,070,293	390,070,293	—	—
Common Collective Trusts	1,744,402,311	1,744,402,311	—	—
Money Market Fund	42,062,308	42,062,308	—	—
Other Investments	154,500	154,500	—	—
Stable Value Fund	61,148,236	—	—	—
Total Investments	$2,536,543,238	$2,475,395,002	—	—

	Fair Value Measurements at December 31, 2024
		Quoted or	Significant
		published	other	Significant
	Total assets	prices in	observable	unobservable
	measured at	active markets	market data	market data
	fair value	(Level 1)	(Level 2)	(Level 3)
W. R. Berkley Corporation Common Stock Fund	$254,610,103	$254,610,103	—	—
Mutual Funds	365,920,928	365,920,928	—	—
Common Collective Trusts	1,478,011,673	1,478,011,673	—	—
Money Market Fund	29,422,425	29,422,425	—	—
Other Investments	156,331	156,331	—	—
Stable Value Fund	69,506,345	—	—	—
Total Investments	$2,197,627,805	$2,128,121,460	—	—